Consolidated Statements of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Net operating revenue	R$ 19,250	R$ 17,321	R$ 16,298
Cost of sales	(14,433)	(13,019)	(11,942)
Gross profit	4,817	4,302	4,356
Operating expenses, net
Selling expenses	(3,104)	(2,699)	(2,572)
General and administrative expenses	(574)	(598)	(695)
Depreciation and amortization	(1,017)	(931)	(810)
Other operating expenses, net	(213)	(434)	(168)
Total operating expenses	(4,908)	(4,662)	(4,245)
Income (loss) from continuing operations	(91)	(360)	111
Financial expenses, net	(1,009)	(750)	(623)
Share of profit of associates	768	(205)	(58)
Loss before income tax and social contribution	(332)	(1,315)	(570)
Income tax and social contribution	418	454	725
Net income (loss) for the year from continuing operations	86	(861)	155
Net income for the year from discontinued operations	(2,220)	857	805
Net income (loss) for the year	(2,134)	(4)	960
Net income (loss) for the year attributable to:
Controlling shareholders from continuing operations	85	(863)	158
Controlling shareholders from discontinued operations	(2,356)	691	644
Total of controlling shareholders	(2,271)	(172)	802
Non-controlling shareholders from continuing operations	1	2	(3)
Non-controlling shareholders from discontinued operations	136	166	161
Total of non-controlling shareholders	137	168	158
Total comprehensive income (loss) for the year	R$ (2,134)	R$ (4)	R$ 960
Basic
Basic earnings (loss) per share – continuing operations	R$ 0.31484	R$ (3.20372)	R$ 0.58803
Basic earnings (loss) per share – discontinued operations	(8.72659)	2.56521	2.39678
Basic earnings (loss) per share – total	(8.41175)	(0.63851)	2.98481
Diluted
Diluted earnings (loss) per share – continuing operations	0.30868	(3.20372)	0.58716
Diluted earnings (loss) per share – discontinued operations	(8.72659)	2.56521	2.39324
Diluted earnings (loss) per share – total	R$ (8.41791)	R$ (0.63851)	R$ 2.98040